5. LOANS, NET (Tables)	6 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Components of loans
	June 30,	December 31,
	2016	2015
	(unaudited)
Loans	$382,767	$253,268
Less: Provision for credit losses	(5,239)	(2,609)
Less: Deferred loan origination fees	(3,145)	─

Loans, net	$374,383	$250,659

Carrying amount of the loans
June 30, 2016 (Unaudited)	Current	Past due	Total carrying amount

Gross loans	$362,682	$20,086	$382,768
Less: Provision for credit losses	(3,554)	(1,686)	(5,239)
Less: Deferred loan origination fees	(3,145)	─	(3,145)
Loans, net	$355,983	$18,400	$374,383

December 31, 2015	Current	Past due	Total carrying amount

Gross loans	$246,279	$6,989	$253,268
Less: Provision for credit losses	(2,407)	(202)	(2,609)
Less: Deferred loan origination fees	─	─	─
Loans, net	$243,872	$6,787	$250,659

Age analysis of past due loans
	June 30,	December 31,
	2016	2015
	(unaudited)

Less than 90 days	$9,954	$5,749
Over 90 days	10,132	1,240
Subtotal	20,086	6,989
Less: allowance for credit losses	(1,686)	(202)
Total	$18,400	$6,787